Leases (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Disclosure Text Block [Abstract]
Schedule of lease costs
	Three Months Ended	Six Months Ended
(in thousands)	June 30, 2022	June 30, 2022
Operating lease cost	$406	$807
Variable lease cost	209	390
Short-term lease cost	12	23
Total lease cost	$627	$1,220

Schedule of lease payment maturities to the lease liabilities
(in thousands)	June 30, 2022
Remainder of 2022	$925
2023	1,905
2024	810
2025	834
2026	144
Total	4,618
Less: amount of lease payments representing interest	(181)
Less: tenant improvement allowance yet to be received	(534)
Present value of future minimum lease payments	3,903
Less: current operating lease liabilities (included in other current liabilities)	(1,250)
Long-term operating lease liabilities (including in other long-term liabilities)	$2,653

(in thousands)	December 31, 2021
2022	$1,850
2023	1,905
2024	810
2025	834
2026	143
Total future minimum lease payments	$5,542

Schedule of supplemental information related to our operating leases
June 30, 2022
Weighted average remaining lease term	2.8 years
Weighted average discount rate	2.6%